Other Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

15.	OTHER LIABILITIES
An analysis of other liabilities is as follows:

	December 31,
	2014	2013
	(millions)
Other current liabilities
Accounts payable	$131	$123
Accrued dividends payable	55	51
Other taxes payable	44	51
Deferred compensation plan liability	17	26
Other payables	197	164
Total other current liabilities	$444	$415
Other non-current liabilities
Incentives from lessors	$171	$183
Deferred compensation plan liability	92	89
Contingent or deferred consideration on acquisition	26	13
Accounts payable	14	6
Income taxes payable	15	40
Other payables	71	43
Total other non-current liabilities	$389	$374
Total other liabilities	$833	$789